Employee Benefit Plans - Schedule of Amounts in AOCI to be Recognized over Next Fiscal Year (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Domestic plan [member]
Defined Benefit Plan Disclosure [Line Items]
Unrecognized net losses	$ 1	$ 4	$ 6
Unrecognized prior service cost (credit)	4	4	4
Amount unrecognized	5	8	10
U.K. plan [member]
Defined Benefit Plan Disclosure [Line Items]
Unrecognized net losses	1	4	3
Unrecognized prior service cost (credit)	0	(3)	(16)
Amount unrecognized	1	1	(13)
International plans [member]
Defined Benefit Plan Disclosure [Line Items]
Unrecognized net losses	1	1	1
Unrecognized prior service cost (credit)	0	0	0
Amount unrecognized	$ 1	$ 1	$ 1